Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Net trade sales	$ 4,280.2	$ 4,752.5	$ 4,269.5
Cost of goods sold	3,376.1	3,728.5	3,357.4
Gross profit	904.1	1,024.0	912.1
Selling and administrative expenses	424.4	469.7	425.1
Amortization of intangibles	65.2	63.3	20.5
Impairments	29.4	7.8	5.4
Other (income) expense, net	(22.4)	(3.6)	0.8
Earnings before interest and income taxes	407.5	486.8	460.3
Interest expense	82.7	90.7	60.9
Interest income	3.1	7.4	8.4
Earnings before income taxes	327.9	403.5	407.8
Income taxes	74.8	89.4	84.1
Net earnings (loss)	253.1	314.1	323.7
(Earnings) attributable to noncontrolling interest, net of tax	(0.1)	(0.1)	(0.2)
Net earnings (loss) attributable to Leggett & Platt, Inc. common shareholders	$ 253.0	$ 314.0	$ 323.5
Net earnings per share attributable to Leggett & Platt, Inc. common shareholders
Basic (in dollars per share)	$ 1.86	$ 2.33	$ 2.41
Diluted (in dollars per share)	$ 1.86	$ 2.32	$ 2.39